Holbrook Income Fund
Portfolio of Investments (Unaudited)
January 31, 2022

Shares		Variable Rate (%)	Coupon %		Maturity	Fair Value
	PREFERRED STOCK - 3.9%
	ASSET MANAGEMENT - 0.4%
75,200	Gladstone Investment Corp.		5.000		5/1/2026	$ 1,907,824
40,413	RiverNorth Specialty Finance Corp.		5.875		10/31/2024	1,037,402
						2,945,226
	INDUSTRIAL INTERMEDIATE PROD - 0.1%
45,609	Steel Partners Holdings, L.P.		6.000		2/7/2026	1,082,301

	REAL ESTATE SERVICES - 2.2%
200,000	Greystone SDOF Preferred Equity, LLC **		6.750		12/23/2025	5,000,000
6,680	UIRC-GSA International LLC **		6.000	++	Perpetual	6,980,600
3,000	UIRC-GSA International LLC **		6.500	++	Perpetual	3,210,000
						15,190,600
	REIT - 1.0%
262,000	Vinebrook Homes Trust, Inc. **^		6.500		10/7/2027	6,746,500

	SPECIALTY FINANCE - 0.2%
12,000	Priority Income Fund, Inc.		6.250		6/30/2026	300,840
35,000	Priority Income Fund, Inc.		6.000		12/31/2026	882,350
						1,183,190

	TOTAL PREFERRED STOCK (Cost - $26,595,574)					27,147,817
Principal
	ASSET BACKED SECURITIES - 37.7%
	AUTO LOAN - 0.5%
$ 2,000,000	Luxury Lease Partners Auto Lease Trust 2019-ARC1 **		8.000		12/15/2026	2,026,630
1,250,000	Luxury Lease Partners Auto Lease Trust 2021-ARC2 **		7.000		7/15/2027	1,256,821
						3,283,451
	CLO - 23.1%
400,000	Anchorage Capital Clo 11 Ltd. **	3 Month LIBOR + 7.050%	7.309	+	7/22/2032	399,042
1,000,000	Apidos CLO XXI **	3 Month LIBOR + 5.200%	5.441	+	7/18/2027	996,353
10,000,000	Brightwood Capital MM CLO 2019-1 Ltd. **		2.800		11/15/2030	9,854,210
3,000,000	Brightwood Capital MM CLO 2019-1 Ltd. **	3 Month LIBOR + 2.900%	3.141	+	11/15/2030	2,999,976
1,000,000	Brightwood Capital MM CLO 2019-1 Ltd. **	3 Month LIBOR + 4.000%	4.241	+	11/15/2030	999,985
3,000,000	Brightwood Capital MM CLO 2020-1 Ltd.**		4.290		12/15/2028	2,940,198
6,500,000	Brightwood Capital MM CLO 2020-1 Ltd.**	3 Month LIBOR + 5.400%	5.603	+	12/15/2028	6,482,313
6,000,000	Carlyle Global Market Strategies CLO 2015-3 Ltd. **	3 Month LIBOR + 1.900%	2.178	+	7/28/2028	6,004,068
5,000,000	Catamaran CLO 2014-1 Ltd.**	3 Month LIBOR + 2.160%	2.419	+	4/22/2030	5,006,300
4,500,000	CFIP CLO 2013-1 Ltd.**	3 Month LIBOR + 2.700%	2.954	+	4/20/2029	4,499,968
1,000,000	Gallatin CLO IX 2018-1 Ltd.**	3 Month LIBOR + 6.920%	7.007	+	7/15/2031	980,004
6,000,000	Greywolf CLO II 2013-1 Ltd.**	3 Month LIBOR + 7.050%	7.291	+	4/15/2034	5,949,228
1,314,170	Halcyon Loan Advisors Funding 2014-1 Ltd.**	3 Month LIBOR + 3.500%	3.741	+	4/18/2026	1,314,275
2,000,000	Halcyon Loan Advisors Funding 2017-2 Ltd.**	3 Month LIBOR + 2.100%	2.341	+	1/17/2030	2,000,758
2,000,000	Highbridge Loan Management 7-2015 Ltd.**	3 Month LIBOR + 1.700%	1.856	+	3/15/2027	1,997,036
2,610,000	JMP Credit Advisors Clo IV 2017-1 Ltd.**	3 Month LIBOR + 2.650%	2.891	+	7/17/2029	2,614,265
1,000,000	KKR CLO 13 Ltd. **	3 Month LIBOR + 4.950%	5.191	+	1/16/2028	993,098
3,000,000	LCM XX, L.P. **	3 Month LIBOR + 1.950%	2.204	+	10/20/2027	3,005,628
5,200,000	Lockwood Grove CLO 2014-1 LTD.**	3 Month LIBOR + 2.000%	2.258	+	1/25/2030	5,179,143
6,000,000	Madison Park Funding X Ltd. **	3 Month LIBOR + 2.100%	2.354	+	1/20/2029	6,000,870
500,000	Madison Park Funding XIX Ltd. **	3 Month LIBOR + 1.850%	2.109	+	1/22/2028	499,314
4,650,000	Marathon CLO 14 Ltd.**	3 Month LIBOR + 2.460%	2.714	+	1/20/2033	4,686,735
3,000,000	Marathon CLO V Ltd.**	3 Month LIBOR + 1.850%	2.010	+	11/21/2027	2,995,206
7,100,000	Mount Logan Funding LP **	3 Month LIBOR + 4.500%	4.736	+	1/22/2033	7,066,346
1,825,000	PennantPark CLO 2020-2 Ltd. **	3 Month LIBOR + 6.500%	6.741	+	1/15/2032	1,824,932
3,000,000	PennantPark CLO 2020-2 Ltd. **	3 Month LIBOR + 4.250%	4.491	+	1/15/2032	2,999,949
5,000,000	PennantPark CLO 2021-3 Ltd. **	3 Month LIBOR + 2.800%	2.926	+	10/22/2032	4,999,780
2,250,000	PennantPark CLO 2021-3 Ltd. **	3 Month LIBOR + 4.100%	4.226	+	10/22/2032	2,249,793
5,000,000	Saranac CLO III 2014-3 Ltd. **	3 Month LIBOR + 2.350%	2.564	+	6/22/2030	4,978,080
5,000,000	Saranac Clo VII 2014-2 Ltd.**	3 Month LIBOR + 2.250%	2.410	+	11/20/2029	4,929,145
1,000,000	Saranac Clo VIII 2020-8 Ltd.**		4.325		2/20/2033	1,000,640
3,000,000	Saratoga Investment Corp CLO 2013-1 Ltd.**	3 Month LIBOR + 4.000%	4.254	+	4/20/2033	3,008,151
4,000,000	Saratoga Investment Corp CLO 2013-1 Ltd.**	3 Month LIBOR + 7.500%	7.754	+	4/20/2033	3,905,356
2,750,000	SP 2021-1A C	3 Month LIBOR + 3.000%	3.241	+	10/15/2032	2,749,975
3,500,000	Symphony CLO XIV 2014-14 Ltd. **	3 Month LIBOR + 2.100%	2.338	+	7/14/2026	3,507,805
2,000,000	Tiaa Clo III 2017-2 Ltd.**	3 Month LIBOR + 1.500%	1.741	+	1/16/2031	2,004,420
3,000,000	Venture XVII CLO 2014-17 Ltd. **	3 Month LIBOR + 1.850%	2.091	+	4/15/2027	2,997,081
5,800,000	Venture XXIII CLO 2016-23 Ltd.**	3 Month LIBOR + 7.550%	7.798	+	7/19/2034	5,692,990
978,662	Z Capital Credit Partners CLO 2015-1 Ltd.**	3 Month LIBOR + 1.450%	1.691	+	7/16/2027	977,930
5,698,000	Z Capital Credit Partners CLO 2015-1 Ltd.**	3 Month LIBOR + 1.850%	2.091	+	7/16/2027	5,699,983
3,000,000	Z Capital Credit Partners CLO 2019-1 Ltd.**	3 Month LIBOR + 2.900%	3.141	+	7/16/2031	2,999,973
1,500,000	Zais CLO 3 2015-1 Ltd.**	3 Month LIBOR + 2.650%	2.891	+	7/15/2031	1,492,568
3,420,000	Zais CLO 5 2016-2 Ltd.**	3 Month LIBOR + 2.400%	2.641	+	10/15/2028	3,426,361
2,000,000	Zais CLO 5 2016-2 Ltd.**	3 Month LIBOR + 3.300%	3.541	+	10/15/2028	1,978,672
2,000,000	Zais CLO 8 2018-1 Ltd.**	3 Month LIBOR + 1.750%	1.991	+	4/15/2029	1,962,818
7,500,000	Zais CLO 9 2018-2 Ltd.**	3 Month LIBOR + 2.350%	2.604	+	7/20/2031	7,518,750
1,000,000	Zais CLO 11 2018-11 Ltd.**	3 Month LIBOR + 2.250%	2.504	+	1/20/2032	988,449
2,000,000	Zais CLO 17 2021-17 Ltd.**	3 Month LIBOR + 2.680%	2.841	+	10/20/2033	1,999,888
						161,357,808

Holbrook Income Fund
Portfolio of Investments (Unaudited)(Continued)
January 31, 2022

Principal						Fair Value
	ASSET BACKED SECURITIES - 37.7% (Continued)
	CMO - 1.3%
$ 1,000,000	CHNGE Mortgage Trust 2022-1 **		4.583	+	1/25/2067	$ 950,700
3,557,246	Farmer Mac Agricultural Real Estate Trust 1992-A **		3.249	+	1/25/2051	3,141,006
2,350,000	PRPM 2020-6, LLC **		4.703	++	11/25/2025	2,336,033
3,000,000	VCAT 2021-NPL5, LLC **		3.844	++	9/25/2051	2,931,688
						9,359,427
	NON AGENCY CMBS - 7.7%
750,000	Capital Funding Mortgage Trust 2021-21 **	1 Month LIBOR + 12.250%	13.250	+	11/15/2023	756,449
1,500,000	Capital Funding Mortgage Trust 2021-24 **	1 Month LIBOR + 3.000%	4.250	+	9/4/2023	1,510,213
3,000,000	GS Mortgage Securities Corp Trust 2018-3PCK **	1 Month LIBOR + 12.250%	2.606	+	9/15/2031	2,972,577
1,000,000	GS Mortgage Securities Trust 2012-GCJ7 **	1 Month LIBOR + 12.250%	5.423	+	5/10/2045	970,870
3,225,000	Hudsons Bay Simon JV Trust 2015-HBS **		4.155		8/5/2034	3,110,469
1,000,000	Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 **		6.342	+	1/25/2051	1,070,331
3,072,000	JPMBB Commercial Mortgage Securities Trust 2013-C12		4.098	+	7/15/2045	2,962,511
4,503,000	JPMBB Commercial Mortgage Securities Trust 2014-C18		4.793	+	2/15/2047	4,389,074
8,181,000	Morgan Stanley Capital I Trust 2019-BPR **	1 Month LIBOR + 2.100%	2.206	+	5/15/2036	7,974,555
2,776,000	Morgan Stanley Capital I Trust 2019-BPR **	1 Month LIBOR + 3.050%	3.156	+	5/15/2036	2,662,552
2,000,000	WFRBS Commercial Mortgage Trust 2012-C8 **		4.857	+	8/15/2045	1,926,877
6,160,702	WFRBS Commercial Mortgage Trust 2012-C9 **		4.809	+	11/15/2045	6,138,244
7,231,000	WFRBS Commercial Mortgage Trust 2012-C9 **		4.809	+	11/15/2045	6,759,717
2,000,000	WFRBS Commercial Mortgage Trust 2013-C16 **		5.001	+	9/15/2046	1,985,702
471,250	XCALI 2020-1 Mortgage Trust **	1 Month LIBOR + 8.000%	9.000	+	5/26/2024	477,016
3,000,000	XCALI 2020-5 Mortgage Trust **	1 Month LIBOR + 3.250%	4.250	+	10/15/2023	3,018,931
1,000,000	XCALI 2020-5 Mortgage Trust **	1 Month LIBOR + 8.250%	9.250	+	10/15/2023	1,011,021
3,000,000	X-Caliber Funding, LLC **	1 Month LIBOR + 3.000%	4.000	+	1/6/2026	3,007,548
1,000,000	X-Caliber Funding, LLC **	1 Month LIBOR + 6.000%	7.000	+	1/6/2026	1,000,000
						53,704,657
	OTHER ABS - 3.3%
6,402,705	Coinstar Funding, LLC Series 2017-1 **		5.216		4/25/2047	6,391,083
2,477,162	HRR 2021-1A A **		4.582		12/20/2036	2,477,162
2,484,370	HRR 2021-1A B **		9.000		12/20/2036	2,457,837
1,624,065	New Residential Mortgage, LLC 2020-FNT2 **		5.437		7/25/2025	1,636,702
3,177,882	New Residential Mortgage, LLC **		5.437		6/25/2025	3,193,825
4,825,135	NRZ Excess Spread-Collateralized Notes Series 2020-PLS1 **		3.844		12/25/2025	4,829,325
2,419,258	Purewest Funding, LLC **		4.091		12/22/2036	2,402,186
						23,388,120
	RESIDENTIAL MORTGAGE - 1.8%
7,500,000	VCAT 2021-NPL1, LLC **		4.826	++	12/26/2050	7,406,547
5,000,000	VCAT Asset Securitization, LLC **		3.967	++	9/25/2051	4,892,330
						12,298,877

	TOTAL ASSET BACKED SECURITIES (Cost - $264,231,157)					263,392,340

	CONVERTIBLE BONDS - 0.3%
	SPECIALTY FINANCE - 0.3%
2,280,000	Exantas Capital Corp.		4.500		8/15/2022	2,285,628
	TOTAL CONVERTIBLE BONDS (Cost - $2,277,456)					2,285,628

	CORPORATE BONDS - 53.9%
	ASSET MANAGEMENT - 20.5%
9,520,000	Apollo Investment Corp.		5.250		3/3/2025	9,886,762
24,550	B. Riley Financial, Inc.		6.750		5/31/2024	626,025
117,067	B. Riley Financial, Inc.		5.500		3/31/2026	2,947,747
20,000	B. Riley Financial, Inc.		6.500		9/30/2026	510,800
3,100,000	Capital Southwest Corp.		3.375		10/1/2026	3,110,850
33,904	Capitala Finance Corp.		6.000		5/31/2022	856,076
373,611	Capitala Finance Corp.		5.750		5/31/2022	9,459,831
3,000,000	Fidus Investment Corp.		4.750		1/31/2026	3,089,165
33,459	First Eagle Alternative Capital BDC, Inc.		5.000		5/25/2026	851,866
8,000,000	Gladstone Capital Corp.		5.125		1/31/2026	8,440,000
65,030	Great Elm Capital Corp.		6.750		1/31/2025	1,635,505
391,291	Great Elm Capital Corp.		5.875		6/30/2026	10,067,917
191,673	Hennessy Advisors, Inc.		4.875		12/31/2026	4,895,328
194,854	Horizon Technology Finance Corp.		4.875		3/30/2026	5,027,233
6,000,000	Investcorp Credit Management BDC, Inc.		4.875		4/1/2026	6,035,679
2,000,000	Medallion Financial Corp.**		7.500		12/30/2027	1,910,000
8,500,000	Monroe Capital Corp.		4.750		2/15/2026	8,568,317
89,730	Newtek Business Services Corp.		5.750		8/1/2024	2,267,477
293,910	Newtek Business Services Corp.		5.500		2/1/2026	7,465,314
10,000	OFS Credit Co., Inc.		6.125		4/30/2026	254,150
27,594	Oxford Square Capital Corp.		6.250		4/30/2026	694,265
10,000,000	PennantPark Floating Rate Capital Ltd.		4.250		4/1/2026	9,984,149
10,027,000	PennantPark Investment Corp.		4.500		5/1/2026	10,077,209
1,500,000	PennantPark Investment Corp.		4.000		11/1/2026	1,482,544
68,714	PhenixFIN Corp.		6.125		3/30/2023	1,744,305
110,878	Saratoga Investment Corp.		7.250		6/30/2025	2,865,088
10,400,000	Saratoga Investment Corp.		4.375		2/28/2026	10,404,299
6,000,000	Saratoga Investment Corp.		4.350		2/28/2027	5,962,572
463,500	Trinity Capital, Inc.		7.000		1/16/2025	12,137,906
						143,258,379
Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
January 31, 2022

Principal		Variable Rate (%)	Coupon %		Maturity	Fair Value
	CORPORATE BONDS - 53.9% (Continued)
	BANKING - 0.5%
$ 459,000	Citigroup, Inc.	4*(USISDA30-USISDA02)	5.600	+	10/31/2034	$ 380,970
1,785,000	Citigroup, Inc.	10*(USISDA30-USISDA02)	4.749	+	4/30/2035	1,356,600
1,457,000	Credit Suisse AG	7*(USISDA30-USISDA02)	10.000	+	8/28/2030	1,384,150
						3,121,720
	CHEMICALS - 0.3%
2,000,000	C3 Nano, Inc.**		6.500		2/15/2024	2,004,500

	COMMERCIAL SUPPORT SERVICES - 2.5%
750,701	Charah Solutions, Inc.		8.500		8/31/2026	17,633,966

	ELECTRICAL EQUIPMENT - 0.3%
81,563	Babcock & Wilcox Enterprises, Inc.		8.125		2/28/2026	2,099,432

	ENTERTAINMENT CONTENT - 0.5%
141,283	Chicken Soup For The Soul Entertainment, Inc.		9.500		7/31/2025	3,580,111

	INSTITUTIONAL FINANCIAL SERVICES - 2.9%
79,800	Arlington Asset Investment Corp.		6.000		8/1/2026	1,991,010
20,000	B Riley Financial, Inc.		5.000		12/31/2026	495,000
2,000,000	Cowen, Inc.		7.250		5/6/2024	2,131,962
4,484,000	Jefferies Group LLC	10*(USISDA10-USISDA02)	5.510	+	6/30/2037	4,327,060
1,713,000	Jefferies Group LLC	8*(USISDA10-USISDA02)	4.408	+	9/30/2037	1,524,570
3,312,000	Jefferies Group LLC	10*(USISDA10-USISDA02)	5.510	+	10/31/2037	3,196,080
1,878,000	Morgan Stanley		5.195	+	7/20/2025	1,845,135
151,000	Morgan Stanley		6.750	+	8/30/2028	140,430
2,269,000	Morgan Stanley	5*(USISDA30-USISDA02)	8.586	+	8/30/2028	2,110,170
57,000	Morgan Stanley	4*(USISDA30-USISDA02)	5.094	+	4/30/2030	52,155
254,000	Morgan Stanley		3.840	+	9/30/2030	220,980
286,000	Morgan Stanley	5*(USISDA30-USISDA02)	7.250	+	10/30/2030	248,820
266,000	Morgan Stanley	10*(USISDA30-USISDA02)	3.840	+	11/30/2030	231,420
543,000	Morgan Stanley		5.800	+	2/28/2034	423,540
965,000	Morgan Stanley^		3.396	+	3/31/2034	752,700
302,000	Morgan Stanley	4*(CMS30-CMS2)	5.392	+	4/30/2034	235,560
599,000	Morgan Stanley		3.812	+	5/30/2034	467,220
						20,393,812
	INSURANCE - 1.4%
9,174,000	AmTrust Financial Services, Inc.		6.125		8/15/2023	9,220,844
59,610	Atlas Financial Holdings, Inc.		6.625		4/26/2022	675,083
						9,895,927
	MACHINERY - 0.0%
2,500,000	Briggs & Stratton Corp. #		6.875		12/15/2020	37,500

	METALS & MINING - 3.1%
12,306,000	Alliance Resource Operating Partners LP**		7.500		5/1/2025	12,478,838
330,157	Ramaco Resources, Inc.		9.000		7/30/2026	8,934,048
						21,412,886
	OIL & GAS PRODUCERS - 3.3%
11,114,000	Talos Production, Inc.		12.000		1/15/2026	11,825,853
11,500,000	W&T Offshore, Inc. **		9.750		11/1/2023	11,226,358
						23,052,211
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
5,070,000	Exterran Energy Solutions, L.P.		8.125		5/1/2025	5,064,093

	REAL ESTATE SERVICES - 0.7%
5,000,000	Carrington HLDG Company LLC **		8.000		1/1/2026	5,153,506

	REIT - 1.5%
305,213	Gladstone Land Corp.		5.000		1/31/2026	7,825,661
110,500	HC Government Realty Trust, Inc. **		7.000		8/14/2027	2,917,200
						10,742,861
	SEMICONDUCTOR - 0.9%
6,000,000	Uniquify, Inc.**		6.000		6/15/2024	6,007,860

	SOFTWARE - 3.0%
7,000,000	Adomni, Inc.		5.500		10/15/2024	7,020,300
5,130,000	Blast Motion, Inc.**		7.000		1/15/2024	5,132,309
86,044	Synchronoss Technologies, Inc.		8.375		6/30/2026	1,927,386
7,000,000	Tigo Energy, Inc. **		5.500		1/15/2025	7,023,450
						21,103,445
Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
January 31, 2022

Principal		Variable Rate (%)	Coupon %		Maturity	Fair Value
	CORPORATE BONDS - 53.9% (Continued)
	SPECIALTY FINANCE - 9.9%
$ 2,000,000	ACRES Commercial Realty Corp.		5.750		8/15/2026	$ 2,022,012
1,500,000	Broadmark Realty Capital, Inc. **		5.000		11/15/2026	1,491,573
1,000,000	Dakota Financial, LLC **		5.000		9/30/2026	989,424
2,000,000	First Help Financial, LLC **		6.000		11/15/2026	1,958,573
4,000,000	InvestCo, LLC **		5.125		8/13/2026	3,959,705
4,000,000	National Funding, Inc. **		5.750		8/31/2026	3,911,324
8,500,000	Nexpoint Real Estate Finance, Inc.		5.750		5/1/2026	8,842,550
5,000,000	OWS Cre Funding I, LLC **	1 Month LIBOR + 4.900%	5.006	+	9/15/2023	5,046,925
373,580	Ready Capital Corp.		7.000		8/15/2023	9,720,552
507,253	Ready Capital Corp.		5.750		2/15/2026	12,970,459
2,000,000	Regent Capital Corp.		6.000		12/28/2026	1,997,279
60,680	Sachem Capital Corp.		7.125		6/30/2024	1,537,783
74,152	Sachem Capital Corp.		6.875		12/30/2024	1,876,639
79,630	Sachem Capital Corp.		7.750		9/30/2025	2,038,528
60,000	Sachem Capital Corp.		6.000		12/30/2026	1,513,800
3,000,000	Synergy One Lending, Inc.		5.500		10/14/2026	2,925,499
1,000,000	X-Caliber Funding, LLC **		3.500		10/1/2022	1,000,625
500,000	X-Caliber Funding, LLC **		11.000		9/24/2024	514,490
3,000,000	X-Caliber Funding, LLC **		5.000		9/24/2024	2,999,073
2,000,000	X-Caliber Funding, LLC **	1 Month LIBOR + 3.000%	4.000	+	10/1/2024	1,979,822
						69,296,635
	TECHNOLOGY HARDWARE - 0.6%
4,000,000	Dragonfly Energy Corp.**		5.500		11/15/2024	4,010,400

	WHOLESALE - CONSUMER STAPLES - 1.3%
9,000,000	Cooks Venture, Inc. **		5.500		1/15/2025	9,012,600

	TOTAL CORPORATE BONDS (Cost - $375,908,655)					376,881,844

Shares
	SHORT-TERM INVESTMENTS - 4.5%
	MONEY MARKET - 4.5%
31,575,891	First American Government Obligations Portfolio, Class X, 0.03% *
	TOTAL SHORT-TERM INVESTMENTS (Cost - $31,575,891)					$ 31,575,891

	TOTAL INVESTMENTS - 100.3% (Cost - $700,588,733)					$ 701,283,520
	LIABILITIES LESS OTHER ASSETS - (0.3) %					(2,370,485)
	NET ASSETS - 100.0%					$ 698,913,035

+ Variable rate security, rate shown represents the rate at January 31, 2022.
++ Step rate, rate shown represents the rate at January 31, 2022.
* Rate shown represents the rate at January 31, 2022, is subject to change and resets daily.
** Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At January 31, 2022, these securities amounted to $368,694,189 or 52.8% of net assets.
^ The security is illiquid; total illiquid securities represent 1.1% of net assets.
# Defaulted security.
Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates

LIBOR - London Interbank Offered Rate
CMS2 - Constant Maturity Swap 2 Year Rate
CMS5 - Constant Maturity Swap 5 Year Rate
CMS10 - Constant Maturity Swap 10 Year Rate
CMS30 - Constant Maturity Swap 30 Year Rate
CPI YOY - Consumer Price Index Year over Year
USISDA02 - 2 Year USD ICE Swap Rate
USISDA05 - 5 Year USD ICE Swap Rate
USISDA10 - 10 Year USD ICE Swap Rate
USISDA30 - 30 Year USD ICE Swap Rate